SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] $ in Thousands	4 Months Ended
Apr. 15, 2016 USD ($) shares
Shares repurchased under program | shares	772,138
Value of shares repurchased | $	$ 1,512,453